Note 6 - Convertible Promissory Note	12 Months Ended
Dec. 31, 2013
Convertible Promissory Note [Abstract]
Convertible Promissory Note [Text Block]

(6)       Convertible promissory note

On December 23, 2013, the Company entered into a financing transaction for the sale of an 8% Convertible Promissory Note (the “$128,500 Convertible Note”) in the principal amount of $128,500, with gross proceeds of $125,000 to the Company after payment of related professional expenses. The offering was conducted pursuant to the exemption from registration provided by Section 4(a)(2) of the Act and Rule 506 of Regulation D thereunder. The $128,500 Convertible Note was offered and sold to one accredited investor only.

The $128,500 Convertible Note was issued pursuant to the terms of a purchase agreement among the Company and the accredited investor. The convertible note is an unsecured obligation of the Company and, unless earlier redeemed, matures on September 26, 2014. The convertible note bears interest accruing at the rate of 8% per annum. The Company has the right to prepay the convertible note and accrued interest during the first one hundred eighty (180) days following the date of issuance. During that time, the amount of any prepayment during the first sixty (60) days is 120% of the outstanding amounts owed, and the amount of the prepayment increases every subsequent thirty (30) days.

The $128,500 Convertible Note is convertible, after the first one hundred eighty (180) days, in whole or in part, at the option of the investor, into shares of Company common stock at a conversion price of 61% of the lowest three reported sale prices of the Company’s common stock for the 10 trading days immediately prior to the conversion date. The convertible note includes full ratchet anti-dilution protection for any lower priced issuances of common stock or securities convertible or exchangeable into Company common stock.

Subsequent to year end, the Company repaid the $128,500 Convertible Note in full, with accrued interest and the prepayment penalty, in March 2014 for $158,055.